SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Asset-Backed Commercial Paper Conduits (Details) (USD $)	12 Months Ended		3 Months Ended
	Dec. 31, 2014 conduit	Dec. 31, 2013	Jun. 30, 2013
Classification of Other Securitization Details
Commercial paper	$ 16,155,000,000	$ 17,878,000,000
Citi-administered asset-backed commercial paper conduits (ABCP)
Classification of Other Securitization Details
Purchased assets outstanding under conduits	29,200,000,000	31,800,000,000
Incremental funding commitments with clients	13,500,000,000	13,500,000,000
Weighted average life of commercial paper issued by conduits	57 days	67 days
Number of conduit which holds only loans that are fully guaranteed primarily by AAA-rated government agencies	1
Citi-administered asset-backed commercial paper conduits (ABCP) | Minimum
Classification of Other Securitization Details
Letters of credit as percentage of conduit assets	8.00%
Floor price of conduit's assets	200,000,000
Citi-administered asset-backed commercial paper conduits (ABCP) | Maximum
Classification of Other Securitization Details
Letters of credit as percentage of conduit assets	10.00%
Citi-administered asset-backed consolidated commercial paper conduits (ABCP)
Classification of Other Securitization Details
Letters of credit provided to conduits	2,300,000,000	2,300,000,000
Commercial paper	10,600,000,000	13,900,000,000
Increase in the amount of assets due to consolidation of loan because of changes in the primary risks and design of the conduit		7,000,000,000
Increase in the amount of liabilities due to consolidation of loan because of changes in the primary risks and design of the conduit	7,000,000,000
Net pretax gain due to consolidation of loan because of changes in the primary risks and design of the conduit			$ 40,000,000